Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
2021	¥ 46,597
2022	16,554
2023	6,896
2024	2,991
2025 and thereafter	4,709
Total future lease payments	77,747
Impact of discounting remaining lease payments	(4,503)
Total lease liabilities	¥ 73,244
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total lease liabilities
- Short-term portion	¥ 45,577	¥ 45,764
Operating Lease, Liability, Current, Statement of Financial Position	- Short-term portion
- Long-term portion	¥ 27,667
Operating Lease, Liability, Noncurrent, Statement of Financial Position	- Long-term portion